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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2006

If amended report check here:      |X|                    Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding
                                       entries.

Deephaven Capital Management LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

130 Cheshire Lane,  Suite 102,  Minnetonka,  MN  55305
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Thomas Wagner               Chief Compliance Officer            (952) 249-5657
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                             /s/ Thomas Wagner
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                             Minnetonka, MN  55305
                                                August 14, 2007
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____0_______

Form 13F Information Table Entry Total:  _____31_______

Form 13F Information Table Value Total: $___1,895,688_________
                                         (thousands)


THIS AMENDMENT ADDS SECURITIES HOLDINGS TO THOSE REPORTED ON FORM 13F AS FILED ON AUGUST 14, 2006 FOR THE PERIOD ENDING June 30, 2006. THESE HOLDINGS ARE ADDED PURSUANT TO EXPIRATION OF CONFIDENTIAL TREATMENT STATUS.




List of Other Included Managers:  N/A





                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ANDRX CORP DEL                  ANDRX GROUP      034553107      27118      1169394      SHS      SOLE  NONE  1169394    0   0
ARAMARK CORP                    CL B             038521100      53503      1615913      SHS      SOLE  NONE  1615913    0   0
AVIALL INC NEW                  COM              05366B102      26136      550000       SHS      SOLE  NONE  550000     0   0
AZTAR CORP                      CALL             054802903      7976       1535             CALL SOLE  NONE  N/A        N/A N/A
AZTAR CORP                      COM              054802103      115935     2231244      SHS      SOLE  NONE  2231244    0   0
BELLSOUTH CORP                  COM              079860102      122077     3372303      SHS      SOLE  NONE  3372303    0   0
COMMERCIAL CAP BANCORP INC      COM              20162L105      5582       354386       SHS      SOLE  NONE  354386     0   0
FALCONBRIDGE LTD NEW 2005       COM              306104100      6606       125000       SHS      SOLE  NONE  125000     0   0
GOLDEN WEST FINL CORP DEL       COM              381317106      202794     2733072      SHS      SOLE  NONE  2733072    0   0
GTECH HLDGS CORP                COM              400518106      37808      1087055      SHS      SOLE  NONE  1087055    0   0
IDENTIX INC                     COM              451906101      939        134297       SHS      SOLE  NONE  134297     0   0
KCS ENERGY INC                  COM              482434206      76846      2587392      SHS      SOLE  NONE  2587392    0   0
KERR MCGEE CORP                 COM              492386107      95786      1381200      SHS      SOLE  NONE  1381200    0   0
KERZNER INTERNATIONAL LTD       SHS              P6065Y107      60324      760900       SHS      SOLE  NONE  760900     0   0
KINDER MORGAN INC KANS          COM              49455P101      356101     3564932      SHS      SOLE  NONE  3564932    0   0
KINDER MORGAN INC KANS          PUT              49455P951      117351     11748            PUT  SOLE  NONE  N/A        N/A N/A
MICHAELS STORES INC             COM              594087108      160307     3887184      SHS      SOLE  NONE  3887184    0   0
MILLICOM INTL CELLULAR S A      SHS NEW          L6388F110      3370       74174        SHS      SOLE  NONE  74174      0   0
NCO GROUP INC                   COM              628858102      19356      732066       SHS      SOLE  NONE  732066     0   0
NORTH FORK BANCORPORATION NY    COM              659424105      1239       41073        SHS      SOLE  NONE  41073      0   0
RSA SEC INC                     COM              749719100      6798       250000       SHS      SOLE  NONE  250000     0   0
SERVICE CORP INTL               COM              817565104      6438       790933       SHS      SOLE  NONE  790933     0   0
SHURGARD STORAGE CTRS INC       COM              82567D104      687        10994        SHS      SOLE  NONE  10994      0   0
SSA GLOBAL TECHNOLOGIES INC     COM              78465P108      6025       310913       SHS      SOLE  NONE  310913     0   0
TRANSMONTAIGNE INC              COM              893934109      12014      1071700      SHS      SOLE  NONE  1071700    0   0
TRIZEC PROPERTIES INC           COM              89687P107      4293       149900       SHS      SOLE  NONE  149900     0   0
UBIQUITEL INC                   COM              903474302      178529     17265878     SHS      SOLE  NONE  17265878   0   0
UNIVISION COMMUNICATIONS INC    CALL             914906902      16763      5004             CALL SOLE  NONE  N/A        N/A N/A
UNIVISION COMMUNICATIONS INC    CL A             914906102      25955      774782       SHS      SOLE  NONE  774782     0   0
WEST CORP                       COM              952355105      21332      445246       SHS      SOLE  NONE  445246     0   0
WESTERN GAS RES INC             COM              958259103      119700     2000000      SHS      SOLE  NONE  2000000    0   0